TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE [Abstract]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

NOTE 8 - TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$
Trade accounts receivable	785,952	532,106
Other accounts receivable	209,925	194,454
Total trade and other accounts receivable	995,877	726,560
Less: Expected credit loss	(81,004)	(122,193)
Total net trade and accounts receivable	914,873	604,367
Less: non-current portion – accounts receivable	(12,201)	(4,986)
Trade and other accounts receivable, current	902,672	599,381

The fair value of trade and other accounts receivable does not differ significantly from the book value.

To determine the expected credit losses, the Company groups accounts receivable for passenger and cargo transportation; depending on the characteristics of shared credit risk and maturity.

	As of December 31, 2021			As December 31, 2020
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	591,210	(8,806)	4%	302,079	(11,112)
From 1 to 90 days	10%	116,613	(11,840)	4%	103,615	(4,049)
From 91 to 180 days	31%	11,376	(3,567)	66%	15,989	(10,501)
From 181 to 360 days	72%	3,863	(2,766)	80%	40,621	(32,627)
more of 360 days	86%	62,890	(54,025)	92%	69,802	(63,904)
Total		785,952	(81,004)		532,106	(122,193)

(1)	Corresponds to the consolidated expected rate of accounts receivable.
(2)	The gross book value represents the maximum credit risk value of trade accounts receivables.

Currency balances composition of the Trade and other accounts receivable and non-current accounts receivable are as follow:

	As of	As of
	December 31,	December 31,
Currency	2021	2020
	ThUS$	ThUS$
Argentine Peso	7,282	6,517
Brazilian Real	361,745	221,952
Chilean Peso	53,488	44,737
Colombian Peso	5,657	1,292
Euro	24,143	24,370
US Dollar	441,079	292,125
Korean Won	844	79
Mexican Peso	2,428	4,624
Australian Dollar	62	49
Pound Sterling	12,728	5,647
Uruguayan Peso (New)	860	792
Swiss Franc	360	754
Japanese Yen	106	77
Swedish crown	488	129
Other Currencies	3,603	1,223
Total	914,873	604,367

The movements of the provision for impairment losses of the Trade Debtors and other accounts receivable are as follows:

	Opening		(Increase)	Closing
Periods	balance	Write-offs	Decrease	balance
	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	(97,991)	12,569	(14,980)	(100,402)
From January 1 to December 31, 2020	(100,402)	30,754	(52,545)	(122,193)
From January 1 to December 31, 2021	(122,193)	26,435	14,754	(81,004)

Once pre-judicial and judicial collection efforts are exhausted, the assets are written off against the allowance. The Company only uses the allowance method rather than direct write-off, to ensure control.

The historical and current renegotiations are not very relevant, and the policy is to analyze case by case to classify them according to the existence of risk, determining if their reclassification corresponds to pre-judicial collection accounts.

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2021			As of December 31, 2020
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	785,952	(81,004)	704,948	532,106	(122,193)	409,913
Other accounts receivable	209,925	-	209,925	194,454	-	194,454

There are no relevant guarantees covering credit risk and these are valued when they are settled; no materially significant direct guarantees exist. Existing guarantees, if appropriate, are made through IATA.